Financial instruments (Details 25) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Financial liabilities at fair value through profit or loss	$ 1,497,554,000	$ 1,406,214	$ 0
Gains (losses) on hedging instrument, fair value hedges	0	0	(229,000)
Derivative instruments (IRS) [Member]
Financial instruments [Line Items]
Financial liabilities at fair value through profit or loss	0	0	0
Gains (losses) on hedging instrument, fair value hedges	$ 0	$ 0	$ (229,000)